THE CHESAPEAKE FUND


                           PORTFOLIO OF INVESTMENTS


                                August 31, 1996
                                  (Unaudited)


                                                                  Value
                                               Shares            (note 1)
                                               ------            --------
COMMON STOCKS - 98.08%

   Building Materials - 2.93%
      Carlisle Companies, Inc.                  59,500            $3,064,250
   (a)Dal-Tile International, Inc.             192,400             2,813,850
                                                                  ----------
                                                                   5,878,100
                                                                  ----------
   Computers - 11.69%
   (a)3Com Corporation                          92,000             4,301,000
   (a)Compaq Computer Corporation               84,200             4,767,825
   (a)Dell Computer Corporation                 49,300             3,303,100
   (a)EMC Corporation                          161,600             3,110,800
   (a)Komag, Inc.                              109,900             2,335,375
   (a)Lexmark International Group              152,300             2,703,325
   (a)Sun Microsystems, Inc.                    54,100             2,941,687
                                                                  ----------
                                                                  23,463,112
                                                                  ----------
   Computer Software & Services - 12.69%
   (a)BMC Software, Inc.                        56,900             4,239,050
   (a)Cadence Design Systems, Inc.              66,100             1,958,212
      Computer Associates International, I      28,200             1,484,025
   (a)Computervision Corporation               265,800             1,893,825
   (a)DecisionOne Corporation                   49,500               829,125
   (a)Fiserv, Inc.                             105,000             3,556,875
   (a)Mentor Graphics Corporation              205,600             2,814,150
   (a)Network General Corporation              143,200             2,434,400
   (a)Parametric Technology Company             68,100             3,083,656
      System Software Associates, Inc.         302,900             3,180,450
                                                                  ----------
                                                                  25,473,768
   Electrical Equipment - 1.22%                                   ----------

   (a)Cable Design Technologies                 69,000             2,449,500
                                                                  ----------

   Electronics - 1.81%
   (a)Symbol Technologies, Inc.                 81,400             3,632,475
                                                                  ----------

   Electronics - Semiconductor - 5.71%
   (a)Adaptec, Inc.                             79,800             3,980,025
      Intel Corporation                         67,600             5,391,100
   (a)S3, Incorporated                         140,800             2,076,800
                                                                  ----------
                                                                  11,447,925
                                                                  ----------
   Environmental Control - 1.97%
   (a)USA Waste Services, Inc.                 143,600             3,949,000
                                                                  ----------
   Hand & Machine Tools - 0.75%
      Black & Decker Corporation                38,300             1,512,850
                                                                  ----------
   Lodging - 0.73%
   (a)Prime Hospitality Corp.                   76,800             1,459,200
                                                                  ----------

                                                                (Continued)

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                                August 31, 1996
                                  (Unaudited)


                                                                       Value
                                                      Shares          (note 1)
                                                      ------          --------
COMMON STOCKS - (Continued)

   Machine - Diversified - 1.28%
   (a)Global Industrial Technologies, Inc.             52,200        $1,011,375
   (a)Novellus Systems, Inc.                           41,300         1,559,075
                                                                     ----------
                                                                      2,570,450
                                                                     ----------
   Manufactured Housing - 1.21%
      Clayton Homes, Inc.                             120,300         2,421,038
                                                                     ----------
   Medical Supplies - 3.84%
      Ballard Medical Products                        119,500         1,971,750
   (a)Sofamor Danek Group, Inc.                        72,300         2,078,625
      US Surgical Corporation                         100,000         3,650,000
                                                                     ----------
                                                                      7,700,375
                                                                     ----------
   Medical - Hospital Management & Services - 9.41%
      Columbia/HCA Healthcare Corporation              54,732         3,085,516
   (a)HEALTHSOUTH Corporation                          96,600         3,139,500
   (a)Lincare Holdings, Inc.                           82,200         3,067,088
   (a)Mariner Health Group Inc.                       109,800         1,976,400
   (a)MedPartners/Mullikin, Inc.                       50,500         1,047,875
   (a)Ornda HealthCorp                                171,900         4,426,425
   (a)Vivra, Inc.                                      70,850         2,134,356
                                                                     ----------
                                                                     18,877,160
                                                                     ----------
   Oil & Gas - Equipment & Services - 2.45%
   (a)Petroleum GeoServices A/S                       107,000         2,915,750
   (a)Reading & Bates Corporation                      81,600         1,999,200
                                                                     ----------
                                                                      4,914,950
                                                                     ----------
   Oil & Gas- Exploration  - 1.61%
      Sonat Offshore Drilling Company                  59,000         3,222,875
                                                                     ----------
   Pharmaceuticals - 0.74%
   (a)Watson Pharmaceuticals, Inc                      51,200         1,484,800
                                                                     ----------
   Restaurants & Food Service - 0.51%
   (a)Boston Chicken, Inc.                             29,500         1,021,438
                                                                     ----------
   Retail - Apparel - 3.87%
      Gap, Inc.                                        84,100         2,943,500
   (a)Gymboree                                         92,900         2,682,488
      Ross Stores, Inc.                                55,500         2,136,750
                                                                     ----------
                                                                      7,762,738
                                                                     ----------
   Retail - Department Stores - 5.95%
   (a)Consolidated Stores Corporation                  56,800         2,158,400
   (a)Federated Department Stores,Inc.                 93,900         3,251,287
   (a)Proffitt's, Inc.                                 88,100         3,612,100
      Sears, Roebuck and Company                       66,400         2,921,600
                                                                     ----------
                                                                     11,943,387
                                                                     ----------
                                                          (Continued)

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                                August 31, 1996
                                  (Unaudited)



                                                                  Value
                                               Shares            (note 1)
                                               ------            --------
COMMON STOCKS - (Continued)

   Retail - General Merchandise - 1.28%
   (a)Waban, Inc.                              121,300            $2,577,625
                                                                  ----------
   Retail - Specialty Line - 7.89%
   (a)Barnes & Noble                            88,200             2,899,575
   (a)Borders Group, Inc.                       90,000             2,925,000
   (a)Hollywood Entertainment Corp             119,700             2,124,675
      Lowe's Companies, Inc.                    93,500             3,377,688
   (a)Office Depot, Inc.                        72,000             1,143,000
   (a)Sunglass Hut International, Inc.         120,300             1,894,725
   (a)Toys "R" Us, Inc.                         49,600             1,463,200
                                                                  ----------
                                                                  15,827,863
   Shoes - Leather - 3.70%                                        ----------

   (a)Nine West Group, Inc                      82,500             4,248,750
   (a)Payless ShoeSource, Inc.                  90,200             3,168,275
                                                                  ----------
                                                                   7,417,025
                                                                  ----------
   Telecommunications - 2.35%
      ECI Telecommunications Limited           135,400             2,792,625
   (a)Tel-Save Holdings, Inc.                   83,400             1,918,200
                                                                  ----------
                                                                   4,710,825
                                                                  ----------
   Textiles - 5.50%
   (a)Jones Apparel Group, Inc.                 85,300             4,723,487
      Liz Cliborne, Inc.                        88,000             3,047,000
      Warnaco Group, Inc.                      131,800             3,262,050
                                                                  ----------
                                                                  11,032,537
                                                                  ----------
   Telecommunications Equipment - 3.30%
      (a)DSC Communications Corporation         68,500             2,037,875
   (a)Newbridge Networks Corporation            79,600             4,586,950
                                                                  ----------
                                                                   6,624,825
                                                                  ----------
   Utilities - Electric - 1.73%
   (a)Calenergy, Inc.                          114,100             3,465,788
                                                                  ----------
   Utilities - Telecommunications - 1.96%
   (a)WorldCom, Inc.                           187,400             3,935,400
                                                                  ----------

Total Common Stocks (Cost $194,114,866)                          196,777,029
                                                                 -----------

                                            Principal
                                             Amount
                                            ---------
REPURCHASE AGREEMENT (b) - 1.89%
      Wachovia Bank                         $3,787,382             3,787,382
      5.28%, due September 3, 1996                               -----------
      (Cost $3,787,382)


                                                                  (Continued)

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                                August 31, 1996
                                  (Unaudited)


Total Value of Investments (Cost $197,902,248)       99.97%        $200,564,411
Other Assets Less Liabilities                         0.03%              66,490
                                                    ------         ------------
   Net Assets                                       100.00%        $200,630,901
                                                    ======         ============


   (a) Non-income producing investment.

   (b) The repurchase agreement is fully collateralized by U. S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by the Nottingham Company.

   (c) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


       Unrealized appreciation                                     $16,062,945
       Unrealized depreciation                                     (13,400,782)
                                                                    ----------
               Net unrealized appreciation                          $2,662,163
                                                                    ==========


See accompanying notes to financial statements

                              THE CHESAPEAKE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                August 31, 1996
                                  (Unaudited)



ASSETS
       Investments, at value (cost $197,902,248)                                                                   $200,564,411
       Interest receivable                                                                                               51,944
       Dividends receivable                                                                                              42,618
       Receivable for investments sold                                                                                5,359,369
       Receivable for fund shares sold                                                                                   24,252
       Prepaid expenses                                                                                                  19,447
       Deferred organization expenses, net (note 4)                                                                      25,756
       Due from administrator (note 2)                                                                                    4,302
       Other assets                                                                                                      12,081
                                                                                                             -------------------
            Total assets                                                                                            206,104,180
                                                                                                             -------------------

LIABILITIES
       Accrued expenses                                                                                                  37,453
       Payable for investment purchases                                                                               1,818,541
       Payable for fund shares redeemed                                                                                   1,000
       Due to investment advisor                                                                                          1,741
       Disbursements in excess of cash on demand deposit                                                              3,614,544
                                                                                                             -------------------
            Total liabilities                                                                                         5,473,279
                                                                                                             -------------------

NET ASSETS                                                                                                         $200,630,901
                                                                                                             ===================

NET ASSETS CONSIST OF
       Paid-in capital                                                                                             $206,781,640
       Undistributed net investment loss                                                                               (738,816)
       Undistributed net realized loss on investments                                                                (8,074,087)
       Net unrealized appreciation on investements                                                                    2,662,164
                                                                                                             -------------------
                                                                                                                   $200,630,901
                                                                                                             ===================

INSTITUTIONAL SHARES
       Net asset value and offering price per share ($73,114,519 / 5,254,687 shares outstanding)                         $13.91
                                                                                                             ===================

SERIES A INVESTOR SHARES
       Net asset value and offering price per share ($36,729,322 / 2,648,551 shares outstanding)                         $13.87
                                                                                                             ===================
       Maximum offering price per share (100 / 97 of $13.87)                                                             $14.30
                                                                                                             ===================

SERIES C INVESTOR SHARES
       Net asset value and offering price per share ($8,120,909 / 591,047 shares outstanding)                            $13.74
                                                                                                             ===================

SERIES D INVESTOR SHARES
       Net asset value and offering price per share ($10,941,566 / 791,581 shares outstanding)                           $13.82
                                                                                                             ===================
       Maximum offering price per share (100 / 98.5 of $13.82)                                                           $14.03
                                                                                                             ===================

SUPER INSTITUTIONAL SHARES
       Net asset value and offering price per share ($71,724,585 / 5,151,320 shares outstanding)                         $13.92
                                                                                                             ===================


See accompanying notes to financial statements

                              THE CHESAPEAKE FUND

                            STATEMENT OF OPERATIONS

                     For the period ending August 31, 1996
                                  (Unaudited)

INVESTMENT LOSS

   Income
      Interest                                                         $282,968
      Dividends                                                         122,363
                                                                      ---------
         Total income                                                   405,331
                                                                      ---------
   Expenses
      Investment advisory fees (note 2)                                 822,353
      Distribution fees - Series A shares (note 3)                       50,700
      Fund administration fees (note 2)                                  50,109
      Fund accounting fees (note 2)                                      42,344
      Distribution fees - Series D shares (note 3)                       39,767
      Distribution fees - Series C shares (note 3)                       36,458
      Professional fees                                                  17,641
      Custody fees                                                       11,682
      Registration and filing administration fees                         9,238
      Shareholder administration fees (note 2)                            9,085
      Shareholder recordkeeping fees                                      5,137
      Securities pricing fees                                             2,460
      Registration and filing expenses                                   28,180
      Printing expenses                                                   8,158
      Shareholder servicing expenses                                      5,048
      Amortization of deferred organization expenses (note 4)             4,004
      Operating expenses                                                  3,099
      Trustee fees and meeting expenses                                   2,986
                                                                      ---------
         Total expenses                                               1,148,449
                                                                      ---------
         Less:
            Expense reimbursements - Super Institutional shares (note 2) (4,302)
                                                                      ---------
         Net expenses                                                 1,144,147
                                                                      ---------
            Net investment loss                                        (738,816)
                                                                      ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss from investment transactions                    (2,900,832)
   Decrease in unrealized appreciation on investments                (9,786,829)
                                                                    -----------
      Net realized and unrealized loss on investments               (12,687,661)
                                                                    -----------
         Net decrease in net assets resulting from operations      ($13,426,477)
                                                                    ===========


See accompanying notes to financial statements

                              THE CHESAPEAKE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                  (Unaudited)


                                                                               Period ended     Year ended
                                                                                August 31,     February 29,
                                                                                   1996            1996
                                                                               ------------    ------------
INCREASE IN NET ASSETS
  Operations
     Net investment loss                                                          ($738,816)      ($590,626)
     Net realized loss from investment transactions                              (2,900,832)     (3,843,955)
     Increase (decrease) in unrealized appreciation on investments               (9,786,829)     11,158,332
                                                                                -----------     -----------
        Net increase (decrease) in net assets resulting from operations         (13,426,477)      6,723,751
  Distributions to shareholders from                                            -----------     -----------
     Net realized gain from investment transactions                                       0        (579,228)
     Tax return of capital                                                                0        (391,310)
                                                                                -----------     -----------
        Decrease in net assets resulting from distributions                               0        (970,538)
  Capital share transactions                                                    -----------     -----------
     Increase in net assets resulting from capital share transactions (a)        81,419,323     111,796,492
                                                                                -----------     -----------
           Total increase in net assets                                          67,992,846     117,549,705
NET ASSETS
  Beginning of period                                                           132,638,055      15,088,350
                                                                                -----------     -----------
  End of period                                                                $200,630,901    $132,638,055
                                                                                ===========     ===========

(a) A summary of capital share activity follows:


                                                   Period ended                   Year ended
                                                  August 31, 1996              February 29, 1996
                                                 Shares        Value         Shares          Value
                                                 -------------------         ---------------------
Institutional Shares
--------------------
Shares sold                                     1,085,286   $15,838,914      4,380,621     $64,300,633
Shares issued for reinvestment of distribution          0             0         32,117         481,428
                                               ----------   -----------      ---------      ----------
  Total Shares sold                             1,085,286    15,838,914      4,412,738      64,782,061
Shares redeemed                                (1,385,285)  (20,306,751)      (191,923)     (2,739,490)
                                               ----------   -----------      ---------     -----------
  Net increase (decrease)                        (299,999)  ($4,467,837)     4,220,815     $62,042,571
                                               ==========   ===========      =========     ===========


                                                   Period ended                      For the period from April 7, 1995
                                                  August 31, 1996                            to February 29, 1996
                                                 Shares        Value                        Shares          Value
                                                 -------------------                 ---------------------------------
Series A Shares
---------------
Shares sold                                       662,635    $9,687,559                     2,375,405     $33,628,982
Shares issued for reinvestment of distribution          0             0                        16,639         249,093
                                                  -------     ---------                     ---------      ----------
  Total Shares sold                               662,635     9,687,559                     2,392,044      33,878,075
Shares redeemed                                  (272,045)   (3,970,377)                     (134,083)     (1,836,410)
                                                  -------     ---------                     ---------      ----------
  Net increase                                    390,590    $5,717,182                     2,257,961     $32,041,665
---------------                                   =======     =========                     =========      ==========
Series C Shares
---------------
Shares sold                                        45,733      $668,820                       556,093      $7,112,526
Shares issued for reinvestment of distribution          0             0                         3,810          56,850
                                                  -------       -------                       -------       ---------
  Total Shares sold                                45,733       668,820                       559,903       7,169,376
Shares redeemed                                    (6,071)      (89,449)                       (8,518)       (107,907)
                                                  -------       -------                       -------       ---------
  Net increase                                     39,662      $579,371                       551,385      $7,061,469
---------------                                   =======       =======                       =======       =========
Series D Shares
---------------
Shares sold                                        61,415      $895,052                       990,621     $12,876,680
Shares issued for reinvestment of distribution          0             0                         8,302         124,284
                                                   ------       -------                       -------      ----------
  Total Shares sold                                61,415       895,052                       998,923      13,000,964
Shares redeemed                                   (97,943)   (1,304,445)                     (170,814)     (2,350,177)
                                                  -------     ---------                       -------      ----------
  Net increase (decrease)                         (36,528)    ($409,393)                      828,109     $10,650,787
                                                  =======     =========                       =======      ==========

                                              For the period from June 12, 1996
                                                      to August 31, 1996
                                                      Shares        Value
Super Institutional Shares                    ---------------------------------
--------------------------
Shares sold                                          5,151,320   $80,000,000
Shares issued for reinvestment of distribution               0             0
                                                     ---------    ----------
  Total Shares sold                                  5,151,320    80,000,000
Shares redeemed                                              0             0
                                                     ---------    ----------
  Net increase                                       5,151,320   $80,000,000
                                                     =========    ==========

                                See accompanying notes to financial statements

                              THE CHESAPEAKE FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)
                                  (Unaudited)

                                                                 Institutional

                                                                                             For the
                                                                                           period from
                                                                                          April 6, 1994
                                                                                          (commencement
                                                      Period ended       Year ended     of operations) to
                                                       August 31,        February 29,      February 28,
                                                         1996               1996              1995
                                                      ------------       ------------   -----------------
Net asset value, beginning of period                     $14.45             $11.31           $10.00
 Loss from investment operations
  Net investment loss                                     (0.05)             (0.05)           (0.04)
  Net realized and unrealized gain (loss) on investments: (0.49)              3.38             1.35
                                                      ------------       ------------   -----------------
   Total from investment operations                       (0.54)              3.33             1.31
                                                      ------------       ------------   -----------------
 Distributions to shareholders from
  Net investment income                                    0.00              (0.11)            0.00
  Net realized gain from investment transactions           0.00              (0.08)            0.00
                                                      ------------       ------------   -----------------
   Total distributions                                     0.00              (0.19)            0.00
                                                      ------------       ------------   -----------------
Net asset value, end of period                           $13.91             $14.45           $11.31
                                                      ============       ============   =================
Total return (a)                                          (1.77%)            29.66%           13.12%
                                                      ============       ============   =================
Ratios/supplemental data
 Net assets, end of period (000's)                      $73,115            $80,252          $15,088
                                                      ============       ============   =================
 Ratio of expenses to average net assets
  Before expense reimbursements                            1.24% (c)          1.65%            2.75% (c)
  After expense reimbursements                             1.24% (c)          1.49%            1.73% (c)
 Ratio of net investment loss to average net assets
  Before expense reimbursements                           (0.75%) (c)        (0.98%)          (1.80%)(c)
  After expense reimbursements                            (0.75%) (c)        (0.82%)          (0.78%)(c)
 Portfolio turnover rate                                  62.93%             99.33%           64.92%




                              THE CHESAPEAKE FUND

                              FINANCIAL HIGHLIGHTS
                                  (continued)

                (For a Share Outstanding Throughout the Period)
                                  (Unaudited)



                                                                   Series A                               Series C

                                                                                For the                               For the
                                                                              period from                           period from
                                                                             April 7, 1995                         April 7, 1995
                                                                             (commencement                         (commencement
                                                            Period ended    of operations) to     Period ended    of operations) to
                                                            August 31,        February 29,        August 31,        February 29,
                                                               1996                1996              1996                1996
                                                            ------------    -----------------     ------------    -----------------
Net asset value, beginning of period                          $14.42              $11.79            $14.34             $11.79
 Loss from investment operations
  Net investment loss                                          (0.07)              (0.06)            (0.13)             (0.12)
  Net realized and unrealized gain (loss) on investments:      (0.48)               2.88             (0.47)              2.86
                                                            ------------    -----------------     ------------    -----------------
   Total from investment operations                            (0.55)               2.82             (0.60)              2.74
                                                            ------------    -----------------     ------------    -----------------
 Distributions to shareholders from
  Net investment income                                         0.00               (0.11)             0.00              (0.11)
  Net realized gain from investment transactions                0.00               (0.08)             0.00              (0.08)
                                                            ------------    -----------------     ------------    -----------------
   Total distributions                                          0.00               (0.19)             0.00              (0.19)
                                                            ------------    -----------------     ------------    -----------------
Net asset value, end of period                                $13.87              $14.42            $13.74             $14.34
                                                            ============    =================     ============    =================
Total return (a)                                               (1.84%)(b)          23.86%)(b)        (2.28%)(b)         23.18%(b)
                                                            ============    =================     ============    =================
Ratios/supplemental data
 Net assets, end of period (000's)                           $36,729             $32,549            $8,121             $7,908
                                                            ============    =================     ============    =================
 Ratio of expenses to average net assets
  Before expense reimbursements                                 1.54% (c)           1.88% (c)         2.34% (c)          2.38% (c)
  After expense reimbursements                                  1.54% (c)           1.71% (c)         2.34% (c)          2.18% (c)
 Ratio of net investment loss to average net assets
  Before expense reimbursements                                (1.06%)(c)          (1.20%)(c)        (1.85%)(c)         (1.77%)(c)
  After expense reimbursements                                 (1.06%)(c)          (1.04%)(c)        (1.85%)(c)         (1.57%)(c)
 Portfolio turnover rate                                       62.93%              99.33%            62.93%             99.33%



                              THE CHESAPEAKE FUND

                              FINANCIAL HIGHLIGHTS
                                  (continued)

                (For a Share Outstanding Throughout the Period)
                                  (Unaudited)


                                                                                                       Super
                                                                       Series D                     Institutional

                                                                                  For the              For the
                                                                                period from          period from
                                                                               April 7, 1995        June 12, 1996
                                                                               (commencement        (commencement
                                                               Period ended   of operations) to    of operations) to
                                                               August 31,       February 29,         August 31,
                                                                  1996               1996                1996
                                                               ------------   -----------------    -----------------
Net asset value, beginning of period                             $14.41             $11.79              $15.53
 Loss from investment operations
  Net investment loss                                             (0.36)             (0.11)              (0.02)
  Net realized and unrealized gain (loss) on investments:         (0.23)              2.92               (1.59)
                                                               ------------   -----------------    -----------------
   Total from investment operations                               (0.59)              2.81               (1.61)
                                                               ------------   -----------------    -----------------
 Distributions to shareholders from
  Net investment income                                            0.00              (0.11)               0.00
  Net realized gain from investment transactions                   0.00              (0.08)               0.00
                                                               ------------   -----------------    -----------------
   Total distributions                                             0.00              (0.19)               0.00
                                                               ------------   -----------------    -----------------
Net asset value, end of period                                   $13.82             $14.41              $13.92
                                                               ============   =================    =================
Total return (a)                                                  (2.12%)(b)         23.77%(b)          (10.37%)
                                                               ============   =================    =================
Ratios/supplemental data
 Net assets, end of period (000's)                              $10,942            $11,929             $71,725
                                                               ============   =================    =================
 Ratio of expenses to average net assets
  Before expense reimbursements                                    2.02% (c)          2.13% (c)           1.07% (c)
  After expense reimbursements                                     2.02% (c)          1.73% (c)           1.04% (c)
 Ratio of net investment loss to average net assets
  Before expense reimbursements                                   (1.54%)(c)         (1.54%)(c)          (0.57%)(c)
  After expense reimbursements                                    (1.54%)(c)         (1.14%)(c)          (0.54%)(c)
 Portfolio turnover rate                                          62.93%             99.33%              62.93%





(a) Not annualized.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized


See accompanying notes to financial statements

                              THE CHESAPEAKE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                August 31, 1996
                                  (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940. The Fund began operations on April 6, 1994. Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on February 3, 1995, and three new classes of shares - Series A, Series C and Series D Investor Shares (the "Investor Shares") - were authorized. On April 7, 1995, Series A, Series C and Series D Investor Shares became effective. The Board of Trustees of the Trust approved on May 2, 1996 a plan to authorize a new class of shares designated as the Super Institutional Shares. On June 12, 1996, the Super Institutional Shares became effective. The Institutional Shares and Super Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Series C Shares) at different levels and bear distribution fees at different levels.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                    (Continued)

                              THE CHESAPEAKE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                August 31, 1996
                                  (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, generally payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

                  The Fund has elected to defer the recognition of $5,154,085 of post-October capital losses for federal income tax purposes. These capital losses will be recognized during the year ending February 28, 1997. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until these capital losses have been offset.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

         F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

                                                                    (Continued)

                              THE CHESAPEAKE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                August 31, 1996
                                  (Unaudited)


         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, Series C, and Series D Investor Shares. The Administrator also receives a monthly fee of $1,750 for each class of shares for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator receives a fee at the annual rate of 0.015% of average daily net assets for shareholder administration costs. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended August 31, 1996, the Distributor retained sales charges in the amount of $7,620.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

         Expenses totalling $66,799 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

         The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan with respect to Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.
                                                                    (Continued)

                              THE CHESAPEAKE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                August 31, 1996
                                  (Unaudited)


         The Fund incurred $50,700, $36,458 and $39,767 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the period ended August 31, 1996.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $188,493,990 and $95,530,160, respectively, for the period ended August 31, 1996.